Offerings	Oct. 01, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	14,785
Proposed Maximum Offering Price per Unit | $ / shares	4.35
Maximum Aggregate Offering Price	$ 64,314.75
Amount of Registration Fee	$ 8.88
Offering Note

(1)     Represents the number of common shares, without par value (“Common Shares”), of NioCorp Developments Ltd. (the “Registrant”) issuable upon exercise of options granted and outstanding under the NioCorp Developments Ltd. Long Term Incentive Plan (as amended, or amended and restated from time to time, the “2017 Plan”) as of October 1, 2025, being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the 2017 Plan.

(2)     Estimated solely for the purposes of determining the amount of the registration fee, pursuant to Rule 457(h) under the Securities Act, based on the exercise price of the options granted and outstanding under the 2017 Plan as of October 1, 2025.

(3)     Represents the number of additional Common Shares available for issuance pursuant to the 2017 Plan that are being registered under the Registration Statement. In addition, pursuant to Rule 416 of the Securities Act, this Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the 2017 Plan.

(4)     Estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the Common Shares on The Nasdaq Stock Market on September 24, 2025, a date that is within five business days prior to filing the Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	1,625,000
Proposed Maximum Offering Price per Unit | $ / shares	2.99
Maximum Aggregate Offering Price	$ 4,858,750.00
Amount of Registration Fee	$ 670.99
Offering Note

(1)     Represents the number of common shares, without par value (“Common Shares”), of NioCorp Developments Ltd. (the “Registrant”) issuable upon exercise of options granted and outstanding under the NioCorp Developments Ltd. Long Term Incentive Plan (as amended, or amended and restated from time to time, the “2017 Plan”) as of October 1, 2025, being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the 2017 Plan.

(2)     Estimated solely for the purposes of determining the amount of the registration fee, pursuant to Rule 457(h) under the Securities Act, based on the exercise price of the options granted and outstanding under the 2017 Plan as of October 1, 2025.

(3)     Represents the number of additional Common Shares available for issuance pursuant to the 2017 Plan that are being registered under the Registration Statement. In addition, pursuant to Rule 416 of the Securities Act, this Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the 2017 Plan.

(4)     Estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the Common Shares on The Nasdaq Stock Market on September 24, 2025, a date that is within five business days prior to filing the Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	5,000
Proposed Maximum Offering Price per Unit | $ / shares	2.23
Maximum Aggregate Offering Price	$ 11,150.00
Amount of Registration Fee	$ 1.54
Offering Note

(1)     Represents the number of common shares, without par value (“Common Shares”), of NioCorp Developments Ltd. (the “Registrant”) issuable upon exercise of options granted and outstanding under the NioCorp Developments Ltd. Long Term Incentive Plan (as amended, or amended and restated from time to time, the “2017 Plan”) as of October 1, 2025, being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the 2017 Plan.

(2)     Estimated solely for the purposes of determining the amount of the registration fee, pursuant to Rule 457(h) under the Securities Act, based on the exercise price of the options granted and outstanding under the 2017 Plan as of October 1, 2025.

(3)     Represents the number of additional Common Shares available for issuance pursuant to the 2017 Plan that are being registered under the Registration Statement. In addition, pursuant to Rule 416 of the Securities Act, this Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the 2017 Plan.

(4)     Estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the Common Shares on The Nasdaq Stock Market on September 24, 2025, a date that is within five business days prior to filing the Registration Statement.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	930,000
Proposed Maximum Offering Price per Unit | $ / shares	1.40
Maximum Aggregate Offering Price	$ 1,302,000.00
Amount of Registration Fee	$ 179.81
Offering Note

(1)     Represents the number of common shares, without par value (“Common Shares”), of NioCorp Developments Ltd. (the “Registrant”) issuable upon exercise of options granted and outstanding under the NioCorp Developments Ltd. Long Term Incentive Plan (as amended, or amended and restated from time to time, the “2017 Plan”) as of October 1, 2025, being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the 2017 Plan.

(2)     Estimated solely for the purposes of determining the amount of the registration fee, pursuant to Rule 457(h) under the Securities Act, based on the exercise price of the options granted and outstanding under the 2017 Plan as of October 1, 2025.

(3)     Represents the number of additional Common Shares available for issuance pursuant to the 2017 Plan that are being registered under the Registration Statement. In addition, pursuant to Rule 416 of the Securities Act, this Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the 2017 Plan.

(4)     Estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the Common Shares on The Nasdaq Stock Market on September 24, 2025, a date that is within five business days prior to filing the Registration Statement.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit | $ / shares	6.475
Maximum Aggregate Offering Price	$ 97,125,000.00
Amount of Registration Fee	$ 13,412.96
Offering Note

(1)     Represents the number of common shares, without par value (“Common Shares”), of NioCorp Developments Ltd. (the “Registrant”) issuable upon exercise of options granted and outstanding under the NioCorp Developments Ltd. Long Term Incentive Plan (as amended, or amended and restated from time to time, the “2017 Plan”) as of October 1, 2025, being registered on the Registration Statement on Form S-8 (the “Registration Statement”) to which this exhibit relates. See “Explanatory Note” in the Registration Statement for more information. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the 2017 Plan.

(2)     Estimated solely for the purposes of determining the amount of the registration fee, pursuant to Rule 457(h) under the Securities Act, based on the exercise price of the options granted and outstanding under the 2017 Plan as of October 1, 2025.

(3)     Represents the number of additional Common Shares available for issuance pursuant to the 2017 Plan that are being registered under the Registration Statement. In addition, pursuant to Rule 416 of the Securities Act, this Registration Statement also covers such additional Common Shares as may become issuable pursuant to the anti-dilution provisions of the 2017 Plan.

(4)     Estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the Common Shares on The Nasdaq Stock Market on September 24, 2025, a date that is within five business days prior to filing the Registration Statement.